Note 20 - Provisions (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of restructuring costs [text block]
Employee-related	$8,706
Facilities	1,987
Transition agreements	3,187
Other non-headcount related	2,198
Total restructuring costs	16,078

Expended in the year	9,462
Provision at end of the year	6,616
Total restructuring costs	$16,078